Stockholders’ Deficiency (Details) - Schedule of Activity for the Warrants - Warrants [Member] - $ / shares			6 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Warrants, Balance	15,981,290	15,981,290	61,332,886	43,729,794	15,981,290
Weighted Average Exercise Price (as converted), Balance	$ 1.15	$ 1.15	$ 0.3	$ 0.31	$ 1.15
Remaining Contractual Term (Years), Balance	10 months 2 days	1 year 10 months 2 days	2 years 6 months	3 years 5 months 4 days	10 months 2 days
Number of Warrants, Issued			18,003,092	40,668,011	40,668,011
Weighted Average Exercise Price (as converted), Issued			$ 0.31	$ 0.3	$ 0.3
Remaining Contractual Term (Years), Issued
Number of Warrants, Expired				(12,919,507)	(12,919,507)
Weighted Average Exercise Price (as converted), Expired				$ 1.36	$ 1.36
Remaining Contractual Term (Years), Expired